TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 2,284	$ 3,265
Capital loss carryforwards (in Israel)	2,258	2,549
Reserves and other	274	252
Total gross deferred taxes	4,816	6,066
Less valuation allowance	(2,258)	(2,549)
Deferred tax assets, net	2,558	3,517
Undistributed income of subsidiaries	(326)	(290)
Property and equipment	(635)	(677)
Total deferred tax liabilities	961	967
Net deferred tax assets (liabilities)	$ 1,597	$ 2,550